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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.  Name and address of issuer:  Nationwide DC Variable Account
                                 One Nationwide Plaza
                                 Columbus, OH  43216

2.  Name of each series of class of funds for which this notice is filed:
    Group Flexible Fund Retirement Contracts

3.  Investment Company Act File Number: 811-5999

    Securities Act File Number: 33-33425

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

    N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.:

    N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

    318,492,785
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10. Number of aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
    318,492,785

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    N/A

12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):              $ 318,492,785

    (ii)  Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):           + N/A

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                - 71,502,138

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable):                                                + N/A

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):               246,990,647

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x .000303

    (vii) Fee due [line(i) or line (v) multiplied by line (vi)]: $ 74,845,65

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
       February 19, 1997

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and
Title)* /s/ Robert O. Cline
        -----------------------------------------------------------------------
        Robert O. Cline      Associate Vice President - Financial Operations

Date 2/24/97
    --------------------------------
  *Please print the name and title of the signing officer below the signature.
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                             DRUEN, RATH & DIETRICH
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

BRIAN M. BACON           ROBERT M. PARSONS      (614) 249-7617
THOMAS E. BARNES         THOMAS J. PRUNTE
ROGER A. CRAIG           JOSEPH P. RATH
ELIZABETH A. DAVIN       ARLENE L. REILLY                     TELECOPIER
THOMAS W. DIETRICH       LUCINDA A. REYNOLDS               (614) 249-2418
W. SIDNEY DRUEN          DANIEL R. RUPP              WRITER'S DIRECT DIAL NUMBER
JEANNE A. GRIFFIN        ANNE DANZA SAXON
LEROY JOHNSTON, III      THERESA R. SCHAEFER
MARK B. KOOGLER          W. JOSEPH SCHLEPPI
WALTER R. LEAHY          DAVID E. SIMAITIS
GEORGE K. MACKLIN        KENT N. SIMMONS
RANDALL W. MAY           LEE A. THORNBURY
M. LINDA MAZZITTI        PHILIP W. WHITAKER
SANDRA L. NEELY          DAVID L. WHITE
PETER J. OESTERLING      STEVEN L. ZISSER
RANDALL L. ORR

Practice Limited to Nationwide Insurance Companies and their associated companies

February 19, 1997

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43216

Re:      Registration of Securities Pursuant to Rule 24f-2
         On behalf of the NACo Variable Account
         File No. 811-5999

Ladies and Gentlemen:

In connection with the Rule 24f-2 Notice prepared on behalf of the NACo Variable Account of Nationwide Life Insurance Company and the payment of registration fees to the Securities and Exchange Commission for securities issued by such registrant during the year ended December 31, 1996 pursuant to said Rule, we are of the opinion that the securities the registration of which the Notice makes definite in amount were legally issued, fully paid and non-assessable.

Sincerely,

/s/ Druen, Rath & Dietrich

DRUEN, RATH & DIETRICH

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